Trading Assets - Summary of Trading Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of financial assets [line items]
Total trading assets	¥ 3,169,123	¥ 3,776,671
Debt instruments [member]
Disclosure of financial assets [line items]
Total trading assets	2,841,148	3,339,928
Equity instruments [member]
Disclosure of financial assets [line items]
Total trading assets	¥ 327,975	¥ 436,743